Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ (53,854,350)	₺ (60,415,291)
USD | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	4.40%	3.20%
Carrying amount	₺ (4,635,140)	₺ (6,569,574)
EUR | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	3.20%	2.30%
Carrying amount	₺ (13,673,783)	₺ (15,093,891)